OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	75,944	80,418	85,703
UK [Member]
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	75,150	79,606	84,922
Overseas [Member]
OPERATING EXPENSES (Details) - Schedule of Average Number of Persons Employed by the Group [Line Items]
Number of Employees	794	812	781